Equity Attributable To Other Equity Instruments Holders	12 Months Ended
Mar. 31, 2026
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Equity Attributable To Other Equity Instruments Holders
26	EQUITY ATTRIBUTABLE TO OTHER EQUITY INSTRUMENTS HOLDERS
Equity attributable to other equity instruments holders at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Perpetual subordinated bonds	¥2,170,848	¥1,815,379
Perpetual subordinated borrowings	81,998	52,998

Total equity attributable to other equity instruments holders	¥2,252,846	¥1,868,377

Equity attributable to other equity instruments holders consists of perpetual subordinated bonds and perpetual subordinated borrowings, which are Basel
III-compliant
Additional Tier 1 capital instruments, and are classified as equity under IFRS.
The bonds and borrowings bear a fixed rate of interest until the first call date. After the first call date, they will bear a floating rate of interest unless they are redeemed. SMFG may at any time and in its sole discretion, elect to cancel any interest payment. If cancelled, interest payments are non-cumulative
and will not increase to compensate for any short-fall in interest payments in any previous year.
These bonds and borrowings are undated, have no final maturity date and may be redeemed at SMFG’s option, in whole, but not in part, on the first call date or any interest payment dates thereafter subject to prior confirmation of the Financial Services Agency of Japan (“FSA”).
The principal amount of the bonds and borrowings may be written down upon the occurrence of certain trigger events. For example, if the Common Equity Tier 1 capital ratio falls below 5.125% (“Capital Ratio Event”), the principal amount required to fully restore the Common Equity Tier 1 capital ratio above 5.125% will be written down.
The principal amount of the bonds and borrowings which has been written down due to a Capital Ratio Event may be reinstated at SMFG’s option, subject to prior confirmation of the FSA that the Common Equity Tier 1 capital ratio remains at a sufficiently high level after giving effect to such reinstatement.